S000036906 [Member] Expense Example - iShares US & Intl High Yield Corp Bond ETF - iShares US & Intl High Yield Corp Bond ETF	Oct. 31, 2024 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 41
Expense Example, with Redemption, 3 Years	128
Expense Example, with Redemption, 5 Years	224
Expense Example, with Redemption, 10 Years	$ 505